Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000255294 [Member]
Shareholder Report [Line Items]
Fund Name	JLens 500 Jewish Advocacy U.S. ETF
Class Name	JLens 500 Jewish Advocacy U.S. ETF
Trading Symbol	TOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) for the period of February 26, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://investjewishly.org.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://investjewishly.org
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$8	0.18%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.18%
Net Assets	$ 171,398,108
Holdings Count | holding	496
Advisory Fees Paid, Amount	$ 105,317
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	34.3%
Financials	14.0%
Communication Services	10.1%
Consumer Discretionary	10.0%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.1%
Energy	3.0%
Utilities	2.2%
Real Estate	1.8%
Materials	1.7%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.8%
Microsoft Corp.	7.3%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.0%
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.1%
Broadcom, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.6%
Tesla, Inc.	1.6%
JPMorgan Chase & Co.	1.5%